Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Basis of presentation and principles of consolidation

Basis of presentation and principles of consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”).

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All material transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

Use of estimates

Use of estimates

In preparing the consolidated financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates are based on information as of the date of the consolidated financial statements. Significant estimates required to be made by management include, but are not limited to, the valuation of digital assets and other current assets, useful lives of property and equipment, the recoverability of long-lived assets, provision necessary for contingent liabilities and realization of deferred tax assets. Actual results could differ from those estimates.

Fair value of financial instruments

Fair value of financial instruments

ASC 825-10 requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 - inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.

●	Level 3 - inputs to the valuation methodology are unobservable.

Fair value of digital assets is based on quoted prices in active markets. The fair value of the Company’s other financial instruments including cash and cash equivalents, restricted cash, deposits, other receivables, accounts payable, and other payables, approximate their fair values because of the short-term nature of these assets and liabilities. Warrants were measured at fair value using unobservable inputs and categorized in Level 3 of the fair value hierarchy (Note 11).

Cash and cash equivalents

Cash and cash equivalents

Cash includes cash on hand and demand deposits in accounts maintained with commercial banks. The Company considers all highly liquid investment instruments with an original maturity of three months or less from the date of purchase to be cash equivalents.

USDC

USDC

USD Coin (“USDC”) is accounted for as a financial instrument; USDC which can be redeemed one USDC for one U.S. dollar on demand from the issuer. While not accounted for as cash or cash equivalents, we treat our USDC holdings as a liquidity resource.

Digital assets

Digital assets

Digital assets (primarily include bitcoin and ETH) are included in current assets in the accompanying consolidated balance sheets. Digital assets purchased are recorded at cost and digital assets awarded to the Company through its mining activities and staking activities are accounted for in accordance with the Company’s revenue recognition policy disclosed below.

An intangible asset with an indefinite useful life is not amortized but assessed for impairment annually, or more frequently, when events or changes in circumstances occur indicating that it is more likely than not that the indefinite-lived asset is impaired. Digital assets held are accounted for as intangible assets with indefinite useful lives and are subject to impairment losses if the fair value of digital assets decreases below the carrying value at any time during the period. The fair value is measured using the quoted price of the digital assets at the time its fair value is being measured. In testing for impairment, the Company has the option to first perform a qualitative assessment to determine whether it is more likely than not that an impairment exists. If it is determined that it is not more likely than not that an impairment exists, a quantitative impairment test is not necessary. If the Company concludes otherwise, it is required to perform a quantitative impairment test. To the extent an impairment loss is recognized, the loss establishes the new cost basis of the asset. Subsequent reversal of impairment losses is not permitted.

Purchases of digital assets by the Company and digital assets awarded to the Company through its mining activities and staking activities are included within operating activities on the accompanying consolidated statements of cash flows. The changes of digital assets are included within operating activities in the accompanying consolidated statements of cash flows and any realized gains or losses from such sales are included in “realized gain (loss) on exchange of digital assets” in the consolidated statements of operations and comprehensive loss. The Company accounts for its gains or losses in accordance with the first-in first-out method of accounting.

ASC 820 defines “principal market” as the market with the greatest volume and level of activity for the asset or liability. The determination of the principal market (and, as a result, the market participants in the principal market) is made from the perspective of the reporting entity. The digital assets held by the Company are traded on a number of active markets globally. The Company does not use any exchanges to buy or sell of digital assets. Instead, the Company uses Amber Group’s OTC desk for selling or exchanging bitcoins for U.S. dollars or vice versa. The Company determines CoinMarketCap as its principal market, as it is one of the earliest and the most trusted sources by users, institutions, and media for comparing thousands of crypto assets and selected by the U.S. government.

The Company also used hourly close price from CryptoCompare to recognize revenue from our digital asset mining activities. The Company believes the hourly close price can better reflect revenue recognized from our digital asset mining activities as compared to daily close price from CoinMarketCap.

Investment security

Investment security

As of December 31, 2022, investment security represents the Company’s investment in one fund and one privately held company, over which the Company neither has control nor significant influence through investment in ordinary share. As of December 31, 2021, investment security represents the Company’s investment in one privately held company, over which the Company neither has control nor significant influence through investment in ordinary share.

Investment in the fund

Equity securities not accounted for using the equity method are carried at fair value with unrealized gains and losses recorded in the consolidated income statements, according to ASC 321, Investments - Equity Securities. As a practical expedient, the Company uses Net Asset Value (“NAV”) or its equivalent to measure the fair value of the investment in the fund. NAV is primarily determined based on information provided by the fund administrator.

Investment in the privately held company

Equity securities not accounted for using the equity method are carried at fair value with unrealized gains and losses recorded in the consolidated income statements, according to ASC 321, Investments - Equity Securities. The Company elected to record the equity investments in privately held companies using the measurement alternative at cost, less impairment, with subsequent adjustments for observable price changes resulting from orderly transactions for identical or similar investments of the same issuer.

Equity investments in privately held companies accounted for using the measurement alternative are subject to periodic impairment reviews. The Company’s impairment analysis considers both qualitative and quantitative factors that may have a significant effect on the fair value of these equity securities, including consideration of the impact of the COVID-19 pandemic. In computing realized gains and losses on equity securities, the Company determines cost based on amounts paid using the average cost method. Dividend income is recognized when the right to receive the payment is established.

Deposits for property and equipment

Deposits for property and equipment

The deposits for property and equipment represented advance payments for miner purchases. The Company initially recognizes deposits for property and equipment when cash is advanced to suppliers of our miners. Subsequently, the Company derecognizes and reclassifies deposits for property and equipment to property and equipment when control over these miners is transferred to and obtained by the Company.

Below is the roll forward of the balance of deposits for property and equipment for the years ended December 31, 2022 and 2021, respectively.

	For the Years Ended December 31,
	2022	2021

Opening balance	$43,094,881	$1,324,963
Reclassification to property and equipment	(40,500,000)	(1,199,913)
Addition of deposits for property and equipment	-	43,094,881
Write-off of deposit	-	(125,050)
Ending balance	$2,594,881	$43,094,881

Property and equipment, net

Property and equipment, net

Property and equipment is stated at cost and depreciated using the straight-line method over the estimated useful lives of the assets. The Company’s property and equipment were primarily comprised of digital asset miners with estimated useful lives of three years.

Impairment of long-lived assets

Impairment of long-lived assets

Management reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to undiscounted future cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

Revenue recognition

Revenue recognition

The Company recognizes revenue in accordance with ASC 606, Revenue from Contracts with Customers (“ASC 606”).

To determine revenue recognition for contracts with customers, the Company performs the following five steps: (i) identify the contract with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when (or as) the Company satisfies the performance obligation.

The Company recognizes revenue when it transfers its goods and services to customers in an amount that reflects the consideration to which the Company expects to be entitled in such exchange.

Digital asset mining

The Company has entered into digital asset mining pools by executing contracts with the mining pool operators to provide computing power to the mining pool. The contract is terminable at any time by either party with no termination penalty. Our enforceable right to compensation begins when, and lasts for as long as, we provide computing power to the mining pool operator; our performance obligation extends over the contract term given our continuous provision of computing power. This period of time corresponds with the period of service for which the mining pool operator determines compensation due to us. Given cancellation terms of the contract, and our customary business practice, the contract effectively provides the option to renew for successive contract terms daily.  In exchange for providing computing power, the Company is entitled to a fractional share of the fixed digital assets award the mining pool operator receives, for successfully adding a block to the blockchain. The Company’s fractional share is based on the proportion of computing power the Company contributed to the mining pool operator to the total computing power contributed by all mining pool participants in solving the current algorithm. The Company is entitled to its relative share of consideration even if a block is not successfully placed.

Providing computing power in digital asset transaction verification services is an output of the Company’s ordinary activities. The provision of such computing power is the only performance obligation in the Company’s contracts with mining pool operators. The transaction consideration the Company receives, if any, is noncash consideration. ASC 606-10-32-21 requires entities to measure the estimated fair value of noncash consideration at contract inception. Because the consideration to which the Company expects to be entitled for providing computing power is entirely variable, as well as being noncash consideration, the Company assesses the estimated amount of the variable noncash consideration at contract inception and subsequently, to determine when and to what extent it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur once the uncertainty associated with the variable consideration is subsequently resolved. Because it is probable that a significant reversal of cumulative revenue will not occur and the Company is able to calculate the payout based on the contractual formula. This amount should be estimated and recognized in revenue upon inception, which is when hash rate is provided.

For reasons of operational practicality, the Company applies an accounting convention to use the daily quoted closing U.S. dollar spot rate of digital asset each day to determine the fair value of digital asset on the date received, which is not materially different than the fair value at contract inception or the time the Company has earned the award from the pools.

Fair value of the digital assets award received is determined using the quoted price of the related digital assets at the time of receipt. There is currently no specific definitive guidance under US GAAP or alternative accounting framework for the accounting for digital assets recognized as revenue or held, and management has exercised significant judgment in determining the appropriate accounting treatment. In the event authoritative guidance is enacted by the FASB, the Company may be required to change its policies, which could have an effect on the Company’s consolidated financial position and results from operations.

Below table presents the Company’s revenues generated from digital asset mining business by countries:

	For the Years Ended December 31,
	2022	2021	2020
United States	$31,132,771	$33,573,412	$307,673
Canada	1,137,918	640,554	-
Hong Kong	-	61,864,604	20,757,440
	$32,270,689	$96,078,570	$21,065,113

Below table presents the Company’s revenues by mining pool operators:

	For the Years Ended December 31,
	2022	2021	2020
Foundry USA Pool	$32,270,689	$27,862,786	$-
Huobi Pool	-	58,607,927	19,641,993
Antpool	-	9,607,857	347,981
Poolin	-	-	1,075,139
	$32,270,689	$96,078,570	$21,065,113

Note: The revenue by mining pool operator is allocation of total revenue based on the number of digital assets mined for the years ended on December 31, 2021 and 2020.

ETH staking business

The Company also generates revenue through ETH staking rewards. The ETH staking business is comprised of native staking and liquid staking.

(a)	Native staking

The Company has entered into network-based smart contracts by staking ETH on nodes run by third-party operators or nodes maintained by us in 2022. Through these contracts, the Company stakes ETH on nodes for the purpose of validating transactions and adding blocks to the Ethereum blockchain network. The staked ETHs remained locked up until the Shanghai upgrade occurred on April 12, 2023. In exchange for staking the ETH and validating transactions on blockchain networks, the Company is entitled to the block rewards and transaction fees for successfully validating or adding a block to the blockchain. These rewards are received by the Company directly from the Ethereum network and are calculated approximately based on the proportion of the Company’s stake to the total ETH staked by all validators.

The provision of validating blockchain transactions is an output of the Company’s ordinary activities. Each separate block creation or validation under a smart contract with a network represents a performance obligation. The transaction consideration the Company receives, the digital asset awards, is a non-cash consideration, which the Company measures at fair value on the date received. The fair value of the ETH reward received is determined using the quoted price of the ETH at the time of receipt. The satisfaction of the performance obligation for transaction verification services occurs at a point in time when confirmation is received from the network indicating that the validation is complete, and the awards are deposited to our address. At that point, revenue is recognized.

The Company commenced native staking business in the year ended December 31, 2022. For the year ended December 31, 2022, the Company generated revenues of $5,722 from the native staking.

(b) Liquid staking

The liquid staking is similar to native staking in terms of performance obligations, determination of transaction price and revenue recognition.  However liquid staking solves this illiquidity problem arising from the native staking. During the liquid staking transactions Shanghai upgrade occurred on April 12, 2023, the Company receives receipt tokens sETH-H to represent staked ETH at 1:1 ratio. The liquid staking rewards are in the form of rETH-H which could be redeemed for ETH from the liquid staking provider or exchange for ETH via OTC.

The Company commenced liquid staking business in the year ended December 31, 2022. For the year ended December 31, 2022, the Company generated revenues of $20,182 from liquid staking.

Disaggregation of revenues

Below table presents the disaggregation of Company’s revenues by revenue streams.

	For the Years Ended December 31,
	2022	2021	2020
Digital asset mining	$32,270,689	$96,078,570	$21,065,113
ETH native staking	5,722	-	-
ETH liquid staking	20,182	-	-
	$32,296,593	$96,078,570	$21,065,113

Cost of revenue

Cost of revenue

The Company’s cost of revenue consists primarily of i) direct production costs related to mining operations, including electricity costs, profit-sharing fees/variable performance fees and/or other relevant costs paid to our hosting facilities, but excluding depreciation and amortization, which are separately stated in the Company’s consolidated statements of operations, and ii) direct cost related to ETH staking business, including service fees payable to the service provider, which was  immaterial during the year ended December 31, 2022.

Income taxes

Income taxes

The Company accounts for income taxes under the asset and liability method, in which deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. A valuation allowance is required to the extent any deferred tax assets may not be realizable.

ASC Topic 740, Income Taxes, (“ASC 740”), also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim period, disclosure and transition.

Loss per share

Loss per share

Basic loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. The computation of diluted net loss per share does not include dilutive ordinary shares equivalents in the weighted average shares outstanding, as they would be anti-dilutive.

Comprehensive loss

Comprehensive loss

Comprehensive loss consists of two components, net loss and other comprehensive income. For the years ended December 31, 2020, the foreign currency translation gain or loss resulting from translation of the financial statements expressed in RMB to US$ is reported in other comprehensive income (loss) in the consolidated statements of operations and other comprehensive loss. For the years ended December 31, 2022 and 2021, the Company had no other comprehensive income.

Commitments and contingencies

Commitments and contingencies

In the normal course of business, the Company is subject to contingencies, such as legal proceedings and claims arising out of its business, which cover a wide range of matters. Liabilities for contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

If the assessment of a contingency indicates that it is probable that a material loss is incurred and the amount of the liability can be estimated, then the estimated liability is accrued in the Company’s financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

Share-based compensation

Share-based compensation

Share-based awards granted are measured at fair value on grant date and share-based compensation expense is recognized (i) immediately at the grant date if no vesting conditions are required, or (ii) using the straight-line attribution method, net of estimated forfeitures, over the requisite service period. The fair values of restricted stock units (“RSUs”) and restricted shares are determined with reference to the fair value of the underlying shares and the fair value of share options is generally determined using the Black-Scholes valuation model. The value is recognized as an expense over the respective service period, net of estimated forfeitures. Share-based compensation expense, when recognized, is charged to the consolidated income statements with the corresponding entry to additional paid-in capital, liability or noncontrolling interests.

On each measurement date, the Company reviews internal and external sources of information to assist in the estimation of various attributes to determine the fair value of the share-based awards granted by the Company, including the fair value of the underlying shares, expected life and expected volatility. The Company recognizes the impact of any revisions to the original forfeiture rate assumptions in the consolidated income statements, with a corresponding adjustment to equity.

In April 2019, the Company adopted ASU 2018-07, Compensation – Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting, which expands the scope of ASC 718 to include share-based payment transactions for acquiring goods and services from non-employees. The amendments specify that ASC 718 applies to all share-based payment transactions in which a grantor acquires goods or services to be used or consumed in a grantor’s own operations by issuing share-based payment awards. Upon the adoption of this guidance, the Company no longer re-measures equity-classified share-based awards granted to consultants or non-employees at each reporting date through the vesting date and the accounting for these share-based awards to consultants or non-employees and employees will be substantially aligned. The adoption of this guidance did not have a material impact on the Company’s financial position, results of operations and cash flows. The consolidated financial statements for the years ended December 31, 2022, 2021 and 2020 were not retroactively adjusted.

Treasury stock

Treasury stock

The Company accounts for treasury stocks using the cost method. Under this method, the cost incurred to purchase the shares is recorded in the treasury stocks account on the consolidated balance sheets.

The Company treats shares withheld for tax purposes on behalf of employees in connection with the vesting of restricted share grants as ordinary share repurchases because they reduce the number of shares that would have been issued upon vesting.

Reclassification

Reclassification

Certain items in the financial statements of comparative period have been reclassified to conform to the financial statements for the current period. The reclassification has no impact on the total assets and total liabilities as of December 31, 2022 or on the statements of operations for the year  ended December 31, 2022.

Recent accounting pronouncements

Recent accounting pronouncements

The Company continually assesses any new accounting pronouncements to determine their applicability. When it is determined that a new accounting pronouncement affects the Company’s financial reporting, the Company undertakes a study to determine the consequences of the change to its consolidated financial statements and assures that there are proper controls in place to ascertain that the Company’s consolidated financial statements properly reflect the change.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments-Credit Losses (Topic 326), which requires entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost. ASU 2016-13 was subsequently amended by Accounting Standards Update 2018-19, Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Accounting Standards Update 2019-04 Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments, and Accounting Standards Update 2019-05, Targeted Transition Relief. For public entities, ASU 2016-13 and its amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. For all other entities, this guidance and its amendments will be effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. Early application will be permitted for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. As an emerging growth company, the Company plans to adopt this guidance effective January 1, 2023. The Company is currently evaluating the impact of its pending adoption of ASU 2016-13 on its consolidated financial statements.

In 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, to address the complexity in accounting for certain financial instruments with characteristics of liabilities and equity. Amongst other provisions, the amendments in this ASU significantly change the guidance on the issuer’s accounting for convertible instruments and the guidance on the derivative scope exception for contracts in an entity’s own equity such that fewer conversion features will require separate recognition, and fewer freestanding instruments, like warrants, will require liability treatment. This guidance is effective for fiscal years beginning after December 15, 2021, with early adoption permitted. As an emerging growth company, the Company plans to adopt this guidance effective January 1, 2023. The Company is currently evaluating the impact of its pending adoption of ASU 2020-06 on its consolidated financial statements.